INCOME TAX EXPENSE (RECOVERY) - Unrecognized deferred tax assets and liabilities and company's non-capital losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 222.3	$ 296.2
Recognized in profit/loss	8.9	(76.4)
Recognized in OCI	(11.1)	(0.8)
Other	0.1	3.3
Balance at the end of the period	220.2	222.3
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	6,700.0	6,500.0
Deductible temporary differences	746.4	777.0
Tax losses	551.2	$ 505.4
Canada | 2019 - 2038
Non-capital losses that can be applied against future taxable profit
Unused tax losses	801.0
United States | 2019 - 2037
Non-capital losses that can be applied against future taxable profit
Unused tax losses	66.1
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	206.4
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	35.7
Barbados | 2019 - 2025
Non-capital losses that can be applied against future taxable profit
Unused tax losses	927.8
Mauritania | 2019 - 2023
Non-capital losses that can be applied against future taxable profit
Unused tax losses	70.8
Other | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 60.4